Accumulated Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income [Abstract]
Foreign currency translation	$ 186.8	$ 186.6
Translation loss on net investment hedge, net of income taxes of $(31.3) and $(26.5), respectively	(51.1)	(43.2)
Translation loss on long-term intercompany loans	(73.4)	(89.1)
Unrealized gain on investments, net of income taxes of $3.9 and $2.8, respectively	11.8	8.2
Accumulated other comprehensive income	34.4	35.3
Translation loss on net investment hedge, taxes	(31.3)	(26.5)
Unrealized gain on investments, taxes	3.9	2.8
Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plans	(37.0)	(26.5)
Defined benefit plan, taxes	(22.6)	(19.5)
Retiree Health Care Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plans	(2.7)	(0.7)
Defined benefit plan, taxes	$ (1.7)	$ (0.5)